Financial results - Schedule of other financial results (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Other Financial Results Abstract [Abstract]
Costs of early settlements of borrowings and amortized costs (Note 18.4)		$ (14,474)	$ (2,811)	$ (2,076)
Changes in the fair value of Warrants (Note 18.5.1)		(8,860)	16,498	6,840
Foreign currency exchange difference, net	$ (995)	3,005	3,068	(2,991)
Effect of discount of assets and liabilities at present value		(2,743)	(3,432)	(10)
Impairment of financial assets			(4,839)
Changes in the fair value of the financial assets	69	1,415	(645)	873
Interest expense leases			(1,641)	(1,561)
Unwinding of discount on asset retirement obligation (Note 22.1)	(233)	(897)	(2,584)	(1,723)
Others		(366)	633	(67)
Total other financial results	$ (1,159)	$ (22,920)	$ 4,247	$ (715)